Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH PROVIDED (USED IN) BY OPERTING ACTIVITIES
Net earnings (loss) for the period	$ 26,600,000	$ (17,900,000.0)
Adjustments for items not involving cash:
Amortization	125,600,000	119,000,000
Foreign exchange (gain) loss	(5,000,000)	12,500,000
Current income tax expense	11,900,000	3,800,000
Deferred income tax (recovery) expense	(16,300,000)	6,500,000
Share-based compensation	6,200,000	10,200,000
Finance expense	9,100,000	24,000,000
Loss on redemption of senior secured notes	29,100,000	0
Other items (note 15)	(3,900,000)	(10,100,000)
Changes in working capital and taxes received or paid (note 15)	(19,800,000)	(12,300,000)
Cash flows from (used in) operating activities	163,500,000	135,700,000
INVESTING ACTIVITIES
Mineral property, plant and equipment	(162,500,000)	(146,500,000)
Cash received from the acquisition of Richmont (note 5)	46,200,000	0
Purchase of Lynn Lake gold project royalty (note 8)	(6,700,000)	0
Other	3,600,000	(5,000,000)
Cash flows from (used in) investing activities	(119,400,000)	(151,500,000)
FINANCING ACTIVITIES
Net proceeds from bought deal financing (note 13)	239,100,000	0
Repayment of senior secured notes (note 10)	(327,200,000)	0
Repayment of debt and equipment financing obligations	(4,400,000)	(9,700,000)
Interest paid	(12,200,000)	(24,400,000)
Credit facility transaction fees (note 10)	(2,100,000)	(1,100,000)
Proceeds received from the exercise of stock options and warrants	3,500,000	7,400,000
Dividends paid	(6,000,000)	(5,400,000)
Proceeds from issuance of flow-through shares	11,700,000	20,400,000
Cash flows from (used in) financing activities	(97,600,000)	(12,800,000)
Effect of exchange rates on cash and cash equivalents	2,100,000	(2,100,000)
Decrease in cash and cash equivalents	(51,400,000)	(30,700,000)
Cash and cash equivalents - beginning of year	252,200,000	282,900,000
CASH AND CASH EQUIVALENTS - END OF YEAR	$ 200,800,000	$ 252,200,000